Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in the carrying amount of goodwill
Changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2011 are as follows (in thousands):

	December 31,
	2012	2011
Balance beginning of year	$205,838	$208,050
Translation adjustments	2,182	(2,212)
Balance end of year	$208,020	$205,838

Summary of the Company’s intangible assets other than goodwill
The following is a summary of the Company’s intangible assets other than goodwill (in thousands):

	Weighted Average Amortization Period	December 31, 2012	December 31, 2011
Amortized intangible assets:
Cost:
Favorable facility lease	6 years	$—	$1,752
Customer relationships	10 years	44,669	44,397
Internally developed software	7 years	9,346	9,143
		54,015	55,292
Accumulated Amortization:
Favorable facility lease	6 years	—	(1,367)
Customer relationships	10 years	(26,243)	(21,644)
Internally developed software	7 years	(7,844)	(6,367)
		(34,087)	(29,378)
Net book value		19,928	25,914
Indefinite-lived intangible assets:
Trade names		900	900
Total intangible assets at net book value		$20,828	$26,814